Supplemental Cash Flow Information - Summary of Disclosure of Supplement Cash Flow Information Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Supplement Cash Flow Information Explanatory [abstract]
Cash paid for income taxes	$ 812	$ 1,706
Cash received from income taxes	205	1
Non-cash investing and financing activities
Accrued purchases of property and equipment, net	177	(549)
Right-of-use assets obtained in exchange for lease liabilities	$ 1,330	$ 0